DUE TO RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
DUE TO RELATED PARTY

DUE TO RELATED PARTY

The Company pays HEP Investments, LLC, a related party, a 5.4% cash finance fee for monies invested in the Company in the form of convertible debt (see Note 6). During the quarter ended March 31, 2019, the balance of $432,429 was converted at $.10 per share into 4,324,291 shares of the Company’s common stock. As of September 30, 2020, and December 31, 2019, there were no outstanding balances due to related parties related to the Company’s convertible debt.

DUE TO RELATED PARTY

As of January 1, 2018, the Company owed HEP Investments, LLC, a related party $475,834 pursuant to the terms an agreement with HEP Investments. The origin of the payable was a 5.4% cash finance fee for monies invested in the Company in the form of convertible debt (see Note 7). During the year ended December 31, 2018, as a result of various financings HEP Investments earned an additional $96,595 in finance fees. In the same year the Company paid $140,000 in cash for a balance due to related party on December 31, 2018 of $432,429.

During the year ended December 31, 2019 the company borrowed an additional $110,500 in working capital. The total of $542,929 was repaid with cash of $78,000 and $464,929 by issuing 4,649,291 shares of common stock at $.10 per share.

For the years ended December 31, 2019 and 2018, the Company incurred additional finance costs related to these transactions of $-0- and $96,595, respectively.